Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2012
Accounts payable and accrued liabilities

17    Accounts payable and accrued liabilities

(in millions of Canadian dollars)	2012	2011
Trade payables	$321	$387
Accrued charges	325	245
Payroll-related accruals	95	103
Accrued interest	75	64
Accrued vacation	74	76
Dividends payable	61	51
Provision for restructuring (Note 4)	59	20
Personal injury and other claims provision	54	53
Income and other taxes payable	36	39
Stock-based compensation liabilities	21	32
Provision for environmental remediation (Note 20)	12	15
Total return swap	–	3
Other	43	45

Total accounts payable and accrued liabilities	$1,176	$1,133